Long-Term Incentive Plans - Summary of Information Regarding Restricted Common Unit Awards (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted common shares outstanding, Number of Shares, Beginning Balance	1,059,211
Granted, Number of Shares	938,558	1,068,422
Forfeited, Number of Shares	(54,569)	(9,211)
Vested, Number of Shares	(274,355)
Restricted common shares outstanding, Number of Shares, Ending Balance	1,668,845	1,059,211
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Shares, Beginning Balance	$ 19.00
Granted, Weighted-Average Grant Date Fair Value Per Shares	18.80	$ 19.00
Forfeited, Weighted-Average Grant Date Fair Value Per Shares	18.83	19.00
Vested, Weighted-Average Grant Date Fair Value Per Shares	19.00
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Shares, Ending Balance	$ 18.89	$ 19.00